EQUITY	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
EQUITY

14. EQUITY

For the sake of undertaking a public offering of the Company’s ordinary shares, the Company has performed a series of re-organizing transactions resulting in 12,000,000 shares of ordinary shares outstanding that have been retroactively restated to the beginning of the first period presented. The Company only has one single class of ordinary shares that are accounted for as permanent equity.

On April 22, 2022, the Company issued 3,020,000 ordinary shares pursuant to the Initial Public Offering.